Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit (loss) from continuing operations	€ (1,152)	€ 1,287	€ 1,919
Adjustments for:
Depreciation and amortization	4,255	4,473	4,291
Impairment losses (reversals) on non-current assets (including investments)	2,589	50	6
Net change in deferred tax assets and liabilities	(195)	(147)	38
Losses (gains) realized on disposals of non-current assets (including investments)	1	(11)	(15)
Share of losses (profits) of associates and joint ventures accounted for using the equity method	1	1	23
Change in provisions for employee benefits	(208)	437	(131)
Change in inventories	(99)	(30)	(10)
Change in trade receivables and net amounts due from customers on construction contracts	(49)	379	(310)
Change in trade payables	(163)	(605)	229
Net change in current income tax receivables/payables	(210)	(515)	581
Net change in miscellaneous receivables/payables and other assets/liabilities	(178)	80	(915)
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES (A)	4,592	5,399	5,706
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(3,647)	(2,292)	(1,641)
Purchase of tangible assets	(2,831)	(3,477)	(3,467)
Total purchase of intangible and tangible assets on an accrual basis	(6,478)	(5,769)	(5,108)
Change in amounts due for purchases of intangible and tangible assets	1,947	455	450
Total purchase of intangible and tangible assets on a cash basis	(4,531)	(5,314)	(4,658)
Capital grants received	108	82
Acquisition of control of companies or other businesses, net of cash acquired			(10)
Acquisitions/disposals of other investments	(3)	(4)	(5)
Change in financial receivables and other financial assets (excluding hedging and non-hedging derivatives under financial assets)	96	466	175
Proceeds from sale that result in a loss of control of subsidiaries or other businesses, net of cash disposed of			492
Proceeds from sale/repayments of intangible, tangible and other non-current assets	16	30	42
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES (B)	(4,314)	(4,740)	(3,964)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in current financial liabilities and other	394	(1,188)	(437)
Proceeds from non-current financial liabilities (including current portion)	2,546	2,630	3,561
Repayments of non-current financial liabilities (including current portion)	(4,426)	(3,426)	(4,164)
Changes in hedging and non-hedging derivatives	(110)	997
Share capital proceeds/reimbursements (including subsidiaries)	22	16	4
Dividends paid	(256)	(235)	(227)
Changes in ownership interests in consolidated subsidiaries		(4)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES (C)	(1,830)	(1,210)	(1,263)
CASH FLOWS FROM (USED IN) DISCONTINUED OPERATIONS/NON-CURRENT ASSETS HELD FOR SALE (D)			(45)
AGGREGATE CASH FLOWS (E=A+B+C+D)	(1,552)	(551)	434
Cash and cash equivalents beginning balance	3,246	3,952	3,216
Net foreign exchange differences on net cash and cash equivalents (G)	(63)	(155)	302
Cash and cash equivalents ending balance	1,631	3,246	3,952
Income taxes (paid) received	(739)	(1,100)	(218)
Interest expense paid	(1,978)	(2,899)	(2,306)
Interest income received	871	1,636	934
Dividends received	2	1	8
Cash and cash equivalents-from continuing operations	3,575	3,964	3,559
Bank overdrafts repayable on demand-from continuing operations	(329)	(12)	(441)
Cash and cash equivalents-from Discontinued operations/Non-current assets held for sale			98
Bank overdrafts repayable on demand-from Discontinued operations/Non-current assets held for sale	0	0	0
Cash and cash equivalents beginning balance	3,246	3,952	3,216
Cash and cash equivalents-from continuing operations	1,917	3,575	3,964
Bank overdrafts repayable on demand-from continuing operations	(286)	(329)	(12)
Bank overdrafts repayable on demand-from Discontinued operations/Non-current assets held for sale	0	0	0
Cash and cash equivalents ending balance	€ 1,631	€ 3,246	€ 3,952